AB Intermediate Municipal Portfolios [Member] Shareholder Fees - AB Intermediate Municipal Portfolios - Diversified Municipal Portfolio	Sep. 30, 2025
AB Intermediate Diversified Municipal Class A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	3.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%	[1]
AB Intermediate Diversified Municipal Class C
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	1.00%	[2]
Advisor Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
AB Intermediate Diversified Municipal Class Z
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%

[1]
Purchases of Class A shares in amounts of $1,000,000 or more, or by certain group retirement plans, may be subject to a 1%, 1‑year contingent deferred sales charge (“CDSC”), which may be subject to waiver in certain circumstances.

[2]	For Class C shares, the CDSC is 0% after the first year. Class C shares automatically convert to Class A shares after eight years.